Result from insurance activities, before expenses	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Result from insurance activities, before expenses
22.	Result from insurance activities, before expenses

(a)	This caption is comprised of the following:

	2023				2022
	General insurance	Pensions	Life	Total	General insurance	Pensions	Life	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance service income -
Contracts measured under BBA and VFA (*):
CSM recognized for services rendered	49,191	3,609	27,978	80,778	43,496	1,945	25,320	70,761
Change in risk adjustment for non-financial risk	1,476	255	(1,850)	(119)	1,562	(828)	2,014	2,748
Insurance service expenses and expected claims incurred	69,145	273,396	62,348	404,889	76,567	266,433	42,398	385,398
Recovery of cash for insurance acquisition	3,489	273	6,613	10,375	1,159	121	2,078	3,358
Contracts measured under PAA:
Premiums assigned to the period	220,616	—	4,097	224,713	208,446	—	6,464	214,910

	343,917	277,533	99,186	720,636	331,230	267,671	78,274	677,175

Insurance service expenses -
Claims incurred expenses and other expenses	(108,805)	(798,733)	(114,753)	(1,022,291)	(118,621)	(813,703)	(92,950)	(1,025,274)
Onerous contract losses and loss reversion	38,101	(37,190)	11,636	12,547	5,872	(174,608)	5,854	(162,882)
Amortization of insurance acquisition cash flows	(120,123)	(273)	(6,613)	(127,009)	(116,088)	(121)	(2,078)	(118,287)
Changes to liabilities for incurred claims	(58,030)	477,027	64,182	483,179	11,757	521,781	49,033	582,571

	(248,857)	(359,169)	(45,548)	(653,574)	(217,080)	(466,651)	(40,141)	(723,872)

Insurance service results	95,060	(81,636)	53,638	67,062	114,150	(198,980)	38,133	(46,697)

Reinsurance income	—	—	—	(6,889)	—	—	—	(16,417)
Financial result of insurance operations (b)	—	(542,361)	(30,806)	(573,167)	—	(522,725)	19,338	(503,387)

Result from insurance activities (**)	95,060	(623,997)	22,832	(512,994)	114,150	(721,705)	57,471	(566,501)

(*)	BBA Method (Building Block Approach) and VFA Method (Variable Fee Approach).
(**)
Before expenses attributed to the insurance activity that are presented in the caption “Other expenses” in the consolidated statement of income, and that correspond to salaries and employee benefits, administrative expenses, depreciation and amortization and other expenses for S/334,602,000 and S/313,647,000 as of December 31, 2023 and 2022, respectively. See also financial information by segments in Note 27.

(b)	The composition of the financial result of insurance operations is as follows:

	2023			2022
	Pensions	Life	Total	Pensions	Life	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial expenses for issued insurance contracts -
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment’s return	—	(10,499)	(10,499)	—	27,284	27,284
Interest credited	(541,468)	(23,088)	(564,556)	(523,539)	(9,526)	(533,065)
Changes in interest rate and other financial hypotheses	(433)	3,257	2,824	754	1,728,374	1,729,128
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	4	(621)	(617)	(16)	(1,729,032)	(1,729,048)

	(541,897)	(30,951)	(572,848)	(522,801)	17,100	(505,701)

Financial income from insurance contracts -
Interest credited	(388)	(1,086)	(1,474)	76	72	148
Effect of changes in interest rates and other financial hypotheses	(76)	1,130	1,054	—	(1,451)	(1,451)
Exchange differences	—	—	—	—	—	—
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	—	101	101	—	3,617	3,617

	(464)	145	(319)	76	2,238	2,314

Result from insurance activities	(542,361)	(30,806)	(573,167)	(522,725)	19,338	(503,387)

(c)	The composition of net premiums for the period 2021, according to IFRS 4, is as follows:

	Premiums assumed	Adjustment of technical reserves	Gross premiums (*)	Premiums ceded to reinsurers	Net premiums earned
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities (**)	614,899	(291,076)	323,823	—	323,823
Group life	136,743	(2,189)	134,554	(4,779)	129,775
Individual life	182,032	(76,339)	105,693	(5,494)	100,199
Retirement (disability and survival) (***)	8,418	(9,661)	(1,243)	(534)	(1,777)
Others	2	(13,595)	(13,593)	—	(13,593)

Total life insurance	942,094	(392,860)	549,234	(10,807)	538,427
Total general insurance	109,303	(2,405)	106,898	(58)	106,840

Total general	1,051,397	(395,265)	656,132	(10,865)	645,267

(*)	It includes the annual variation of technical reserves and unearned premiums.
(**)	The variation in the adjustment of technical reserves is due mainly to aging over time.
(***)
In April 2016, the Congress of the Republic of Peru approved the amendment of the Private Pension System Act, through which the affiliates of the Pension Fund Administrators (AFPs) who turn 65 and retire can choose, among other existing retirement modalities, the return of 95.5 percent of the total fund available from their Individual Capitalization Account (“CIC”, by its Spanish acronym). During 2017, to offset the contraction of retirement income because of the aforementioned amendment to the SPP Act, Interseguro launched the products “Renta Particular Plus” and “Renta Particular Plus – Vitalicio”. During year 2021, premiums collected for “Renta Particular Plus – Vitalicio” amounted to S/57,479,000 and for “Renta Particular Plus” amounted to S/219,347,000. In 2021, retirement premiums amounted to S/3,713,000.

(d)	The composition of net claims and benefits incurred for life insurance contracts and others, according to IFRS 4, is as follows:

	Gross claims and benefits	Ceded claims and benefits	Net insurance claims and benefits
	S/(000)	S/(000)	S/(000)
Life insurance
Annuities	(687,208)	—	(687,208)
Group life	(124,308)	11,222	(113,086)
Individual life	(37,049)	8,789	(28,260)
Retirement (disability and survival)	(53,089)	6,505	(46,584)
Others	(14,539)	11	(14,528)
General insurance	(27,691)	11	(27,680)

	(943,884)	26,538	(917,346)